Cover	Jul. 16, 2026
Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0002096503
Amendment Description	1
Document Type	S-6
Document Period End Date	Jul. 16, 2026
Entity Registrant Name	Invesco Unit Trusts, Series 2488
Large Cap Core Strategy 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by using an enhanced index strategy1 to select an equally weighted portfolio of 40 stocks. The selection process selects 20 stocks derived from the S&P 500 Growth Index using the Large Cap Growth Strategy and 20 stocks derived from the S&P 500 Value Index using the Large Cap Value Strategy. Invesco Capital Markets, Inc., the Sponsor, implemented the Portfolio strategy using information available through FactSet as of the close of business on July 8, 2026 (the “Selection Date”). The Sponsor defines large capitalization companies as those within the S&P 500 Index as of the Selection Date. As of the Initial Date of Deposit, all of the Portfolio’s investments are in securities of large capitalization companies.
Mid Cap Core Strategy 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by using an enhanced index strategy1 to select an equally weighted portfolio of 40 stocks. The selection process selects 20 stocks derived from the S&P MidCap 400 Growth Index using the Mid Cap Growth Strategy and 20 stocks derived from the S&P MidCap 400 Value Index using the Mid Cap Value Strategy. Invesco Capital Markets, Inc., the Sponsor, implemented the Portfolio strategy using information available through FactSet as of the close of business on July 8, 2026 (the “Selection Date”). The Sponsor defines mid capitalization companies as those within the S&P MidCap 400 Index as of the Selection Date. As of the Initial Date of Deposit, all of the Portfolio’s investments are in securities of mid capitalization companies.
Small Cap Core Strategy 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by using an enhanced index strategy[1] to select an equally weighted portfolio of 40 stocks. The selection process selects 20 stocks derived from the S&P SmallCap 600 Growth Index using the Small Cap Growth Strategy and 20 stocks derived from the S&P SmallCap 600 Value Index using the Small Cap Value Strategy. Invesco Capital Markets, Inc., the Sponsor, implemented the Portfolio strategy using information available through FactSet as of the close of business on July 8, 2026 (the “Selection Date”). The Sponsor defines small capitalization companies as those within the S&P SmallCap 600 Index as of the Selection Date. As of the Initial Date of Deposit, all of the Portfolio’s investments are in securities of small capitalization companies.
Power Picks Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio of stocks selected by Invesco Capital Markets Inc., the Sponsor, based on information provided by CFRA, an independent research firm.[1] As of the Initial Date of Deposit, all of the Portfolio’s investments are in securities of companies derived from the most recently issued PowerPicks list.

The stocks, referred to as the PowerPicks list, represent the collective “best ideas” by CFRA. The PowerPicks are drawn from all the economic sectors that comprise the S&P 500 Index. Creation of the PowerPicks annual portfolios began on January 1, 1997. In 2004, the mid-year PowerPicks list was introduced, followed by quarterly updates beginning in November 2008. The Portfolio contains companies that may be positioned for superior growth over the coming 12 months based on several factors, including proprietary research provided by CFRA. The Sponsor selected the final portfolio based upon the information supplied by CFRA.

Dividend Income Leaders Strategy Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by using an enhanced index strategy1 to select an equally weighted portfolio of 33 dividend paying stocks derived from each sector of the S&P 1500® Index. The selection process seeks to identify the top dividend yielding stocks across the primary market sectors. Invesco Capital Markets, Inc., the Sponsor, implemented the following Portfolio strategy using information available as of the close of business on July 8, 2026 (the “Selection Date”). The Sponsor defines “dividend income leaders” as companies derived from the S&P 1500® Index that the Sponsor has identified as among the highest dividend-yielding companies within their sectors. As of the Initial Date of Deposit, all of the Portfolio’s investments are in securities of “dividend income leaders”.
Nasdaq 100 Growth Leaders Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by principally investing in a portfolio of common stocks of companies derived from the NASDAQ-100 Index. The NASDAQ-100 Index includes securities of 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The NASDAQ-100 Index reflects companies from all major industries, except for companies that are classified as “financials” according to the Industry Classification Benchmark (“ICB”) (i.e., it excludes companies under ICB Industry Code 8000). Security types generally eligible for inclusion in the NASDAQ-100 Index are common stocks, ordinary shares, tracking stocks, shares of beneficial interest, limited partnership interests, as well as American Depositary Receipts (“ADRs”) that represent securities of non-U.S. issuers. As of the Initial Date of Deposit, all of the Portfolio’s investments are in securities of companies derived from the NASDAQ-100 Index that the Sponsor identifies as “growth leaders”.

Since its inception in 1985, the NASDAQ-100 Index has become the world’s preeminent large-cap growth index. Featuring some of the world’s most iconic companies, today the NASDAQ-100 Index defines modern day industrials. Invesco Capital Markets, Inc., the Sponsor, selects the securities for the Portfolio from among the NASDAQ-100 Index component list as most recently made available to the Sponsor prior to the Initial Date of Deposit. Although the NASDAQ-100 Index weights its component securities using a “modified market capitalization-weighted” methodology, which is a hybrid between equal weighting and conventional capitalization weighting, the Portfolio will be approximately equally weighted.

The Portfolio aims to invest in constituent securities of the NASDAQ-100 Index that are issued by companies that the Sponsor identifies as “growth leaders” using the following selection criteria. An initial universe of investable securities is created by quantitatively screening the NASDAQ-100 Index by: (1) eliminating companies with a share price below $5 at the time of selection; (2) eliminating companies whose three-year average revenue compound annual growth rate (“CAGR”) is less than 5%; and (3) eliminating companies whose three-year average earnings per share (“EPS”) CAGR is less than 10%. Our process utilizes both generally accepted accounting procedures (“GAAP”) and non-GAAP EPS figures. If the screens do not produce an adequate number of initial investable stocks, the Sponsor may either reduce or increase the percentage thresholds of screens 2 and 3 to adjust the initial universe size.